Fair Value (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value
Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at	As at	As at	As at
	September 30,	December 31,	September 30,	December 31,
(in EUR 000)	2022	2021	2022	2021
Financial Assets
Other long-term receivables (level 3)	188	164	188	164
Trade and other receivables (level 3)	2,713	2,512	2,713	2,512
Foreign currency forwards (level 2)	66	—	66	—
Other current assets (level 3)	587	1,693	587	1,693
Cash and cash equivalents (level 1)	89,877	135,509	89,877	135,509
Financial assets (level 1)	25,505	—	25,505	—

	Carrying value		Fair value
	As at	As at	As at	As at
	September 30,	December 31,	September 30,	December 31,
(in EUR 000)	2022	2021	2022	2021
Financial liabilities
Financial debt (level 3)	167	229	138	194
Foreign currency option (level 2)	3,132	654	3,132	654
Recoverable cash advances (level 3)	8,524	8,127	8,524	8,127
Trade and other payables (level 1 and 3)	10,106	6,974	10,106	6,974